Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenue and expenses. Actual results and outcomes could differ significantly from the Company’s estimates, judgments, and assumptions. Significant estimates include determining useful lives of long-lived assets, the determination of the incremental borrowing rate used for operating lease liabilities, standalone selling price for performance obligations in contracts with customers, variable consideration for sale and utilization fee contracts with customers, the valuation of common stock warrants, the fair value of stock-based compensation and other assumptions used to measure stock-based compensation, the fair value of contingent earnout liabilities, inventory reserves, allowance for doubtful accounts, and the valuation of deferred income tax assets and uncertain tax positions.

These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Changes in these estimates resulting from continuing changes in the economic environment will be reflected in the consolidated financial statements in future periods. As future events and their effects cannot be determined with precision, actual results could materially differ from these estimates and assumptions.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Concentration of Credit Risk and Other Risks and Uncertainties

Concentration of Credit Risk and Other Risks and Uncertainties

The Company’s financial instruments that potentially expose the Company to concentration of credit risk consist mainly of cash and cash equivalents, short-term investments, and accounts receivable, net. The Company maintains its cash and cash equivalents in domestic cash accounts with large, creditworthy financial institutions and maintains its short-term investments with fixed income instruments denominated in U.S. dollars and at minimum A- credit rating. The Company has not experienced any losses on its deposits of cash and cash equivalents through deposits with federally insured commercial banks and at times cash balances may be in excess of federal insurance limits.

See Note 15, Revenue, for customer concentration of revenue and accounts receivable.

The Company relies on several key suppliers for products and services. While alternative providers have and could be identified, the Company is subject to supply and pricing risks.

Fair Value Measurements

Fair Value Measurements

The Company has applied the framework for measuring fair value which requires a fair value hierarchy to be applied to all fair value measurements. Assets and liabilities measured at fair value are classified into one of three levels in the fair value hierarchy based on the inputs used to measure fair value as follows:

Level 1 — Quoted prices observed in active markets for identical assets or liabilities;

Level 2 — Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly; and

Level 3 — Significant unobservable market inputs for the asset or liability.

The carrying amounts of cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value due to their short-term maturities. The debt with variable interest at market rates and debt with fixed rates are carried at amortized cost, which approximates its fair value and was classified as Level 2. See Note 9, Long-Term Debt for further information.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

All highly liquid investments with an original maturity of three months or less, when purchased, are classified as cash equivalents. Cash equivalents may be invested in money market funds and are carried at cost, which approximates their fair value.

In June 2021, in conjunction with the new 80,000+ square foot manufacturing facility, the Company issued a one-year letter of credit for $0.8 million to the landlord to secure the agreement, which automatically renews for another annual period, through the life of the lease. In October 2024, the letter of credit was reduced to $0.623 million. The Company has restricted cash to secure the letter of credit and the agreement will allow for reductions to the letter of credit limit based on the Company’s revenue achievements.

Revenue Recognition

Revenue Recognition

Revenue subject to ASC 606 consists of 3D Printer sales and Support Services (recognition of Recurring Payment consisting of payments from lessees of the Company’s equipment discussed below). The Company determines revenue recognition through the following five- step model for recognizing revenue: (1) identification of the contract with a customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, the Company satisfies its performance obligation.

Velo3D, Inc.

Notes to Consolidated Financial Statements

A typical contract with customers for the 3D Printer and bundled software includes the Support Services. The Company provides one price for all deliverables including the 3D Printer and bundled software, and for the Support Services. Typically, the Company has one distinct obligation to transfer the 3D Printers and bundled software, and another distinct obligation to provide the Support Services.

The transaction price is allocated to the separate performance obligations on a relative standalone selling price (“SSP”) basis. The Company determines SSP based on observable standalone selling price when it is available, as well as other factors, including the price charged to its customers, its discounting practices, and its overall pricing objectives including risk adjusted gross profit margin for products and services, while maximizing observable inputs. In situations where pricing is highly variable, or a product is never sold on a stand-alone basis, the Company estimates the SSP using the residual approach. Significant judgment is used to identify and account for each of the two performance obligations.

3D Printer Sales

The Company bills its customers beginning at the time of acceptance of the purchase order (which represents a deposit), with the second billing at the time of shipment and final billing upon site acceptance test completion. The timeframe from order to completion of the site acceptance test occurs typically over three to six months. Revenue for the 3D Printer is recognized at a point-in time, which occurs upon transfer of control to the customer at shipment. Site installation, testing and customer training are incidental to customer acceptance with the portion of the transaction price allocated to these services being deferred as part of Support Services and recognized over the period the services are provided.

Revenue - Variable Consideration - The sales of 3D Printer systems under certain contracts may include variable consideration such that the Company is entitled to a rate per print hour used on the 3D Printer systems. The Company makes certain estimates in calculating the variable consideration, including amount of hours, the estimated life of the equipment and the discount rate. Although estimates may be made on a contract-by-contract basis, whenever possible, the Company uses all available information including historical customer usage and collection patterns to estimate variable consideration. Management reassesses the estimated variable consideration quarterly.

The Company estimates its variable consideration on a quarterly basis based on the latest data available, and adjust the transaction price accordingly by recording an adjustment to net revenue and contract assets. The Company has recognized the estimate of variable consideration to the extent that it is probable that a significant reversal will not occur as a result from a change in estimation. Sales with variable consideration represented 0% of revenue during the year ended December 31, 2024 and 3% of our revenue during year ended December 31, 2023.

The Company has elected not to recognize shipping to customers as a separate performance obligation. Revenue from shipping billed to customers for the years ended December 31, 2024 and 2023 was not material.

Recurring Payment (operating lease revenue from customers)

The Company enters into operating leases (“Recurring Payment”) for customers who do not purchase the 3D Printers (“equipment”). The contracts explicitly specify the equipment which is a production system with defined components and services including the printer itself, services, and accessories. The asset is physically distinct, the supplier does not have substitution rights, and the customer holds the right to direct the use of and obtain substantially all of the economic benefits from the use of the identified asset. The initial lease terms are for 12 months and the Company has considered the possibility of renewals when determining the length of the contract and the expectation is that customers will not exercise any renewal or purchase options at the end of the lease. The Company has evaluated our customer history on renewals, returns and purchase options and have determined the operating lease period of 12 months is appropriate and will continue to monitor our customer expectations. The arrangements provide for a base rent and usually provide for variable payments based on usage in excess of a defined threshold. Support Services are included during the lease term.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Equipment under lease contracts is reclassified from inventory at its basis and depreciated over five years to a salvage value. Income from the lessee is recorded as revenue using the straight-line method over the term of the lease. Support services are a non-lease component. The practical expedient has been elected to include rents and this non-lease component as one revenue stream recognized over the lease term on a straight-line basis. Costs associated with this component are classified as cost of revenue and recognized as incurred.

Costs for warranties for parts and services for equipment under lease are accrued separately at lease commencement and amortized to cost of revenue over the lease term to the extent the costs are probable and can be reasonably estimated since the related revenue is being recognized over the lease term. Warranty accruals were not material as of December 31, 2024 or December 31, 2023.

Equipment leased to customers are considered long-lived assets and are tested for impairment as described below under the heading “Impairment of Long-lived Assets.”

Support Services

Support Services are field service engineering, phone and email support, preventative maintenance, and limited on and off-site consulting support. A subsequent Extended Support Agreement is available for renewal after the initial period based on the then fair value of the service.

Support Services revenue are recognized evenly over the contract period beginning with customer performance test acceptance.

Other Revenue

Revenue is recognized for licensing agreements, maintenance parts, printed parts, and powder sold to customers independent of the 3D Printer sales or Support Services contract and is included with 3D Printer sales. Such revenue is recognized upon transfer of control to the customer. Revenue from maintenance parts, printed parts, and powder was $4.1 million and $5.9 million for the years ended December 31, 2024 and 2023, respectively.

Contracts Assets and Contract Liabilities

Contract assets consist of unbilled receivables and are recorded when revenue is recognized in advance of scheduled billings to the Company’s customers. A contract asset is recognized when products or services are transferred to a customer and the right to consideration is conditional on something other than the passage of time. Contract liabilities include amounts billed or collected which is related to remaining performance obligations. Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods

Cost of Revenue

Cost of 3D Printers includes the manufacturing cost of the components and subassemblies purchased from vendors for the assembly, as well as raw materials, powder, and assemblies, shipping costs, printed parts costs, and other directly associated costs. Cost of 3D Printers also includes allocated overhead costs from headcount related costs, such as salaries and stock-based compensation, depreciation of manufacturing related equipment and facilities, and information technology costs.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Cost of Recurring Payment includes depreciation of the equipment on lease over the useful life of three to five years less the residual value, and an allocated portion of Cost of Support Services.

Cost of Support Services includes the cost of spare or replacement parts for preventive maintenance, installation costs, allocated headcount related costs, such as salaries, stock-based compensation, depreciation of manufacturing related equipment and facilities, and information technology costs. The headcount related costs are directly associated with the engineers dedicated to remote and on-site support, training, travel costs, and other services costs.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable are recorded at the invoiced amount, net of allowance for doubtful accounts and are non-interest bearing. The Company performs ongoing credit evaluations of its customers and maintains an allowance for doubtful accounts to ensure trade receivables are not overstated due to uncollectability. Allowances are provided for individual accounts receivable when the Company becomes aware of a customer’s inability to meet its financial obligations, such as in the case of bankruptcy, deterioration in the customer’s operating results, or change in financial position.

Inventories, Net

Inventories, Net

Inventories are stated at the lower of cost or net realizable value. Cost is computed using the weighted-average cost method. Inventory levels are analyzed periodically and written down to their net realizable value if they have become obsolete, have a cost basis in excess of expected net realizable value or are in excess of expected demand.

The Company analyzes current and future product demand relative to the remaining product life to identify potential excess inventories. The write-down is measured as the difference between the cost of the inventories and net realizable value and charged to inventory reserves, which is a component of cost of revenue. At the point of the loss recognition, a new, lower cost basis for those inventories is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

Property and Equipment, Net and Equipment on Lease, Net

Property and Equipment, Net and Equipment on Lease, Net

Property and equipment and equipment on lease are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, as follows:

Estimated useful life
Equipment on lease	3-5 years
Computers and software	1-3 years
Lab equipment and other equipment	3-7 years
Furniture and fixtures	3-5 years
Leasehold improvements	Shorter of the remaining lease term or useful life of 10 years

Expenditures for major renewals and improvements that increase functionality of the asset are capitalized and depreciated ratably over the identified useful life. Expenditures for non-major repairs and maintenance are charged to expense as incurred.

The Company capitalizes qualifying internal-use software development costs incurred during the application development stage for internal tools and cloud-based applications used to deliver its services, provided that management with the relevant authority authorizes and commits to the funding of the project, it is probable the project will be completed, and the software will be used to perform the function intended. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Costs incurred for enhancements that are expected to result in additional material functionality are capitalized. As of December 31, 2024 and 2023, capitalized costs were not material.

Velo3D, Inc.

Notes to Consolidated Financial Statements

Investments

Investments

The Company’s available-for-sale (“AFS”) investments primarily consist of U.S. Treasury securities and corporate debt and are reported at fair value on the balance sheet. Unrealized gains and losses on these investments are included as a separate component of accumulated other comprehensive loss, net of tax. These available-for-sale investments are primarily held in the custody of a major financial institution. A specific identification method is used to determine the adjusted cost basis of AFS investments sold. The Company’s AFS investments are classified as current based on the intent of management, the nature of the investments and their availability for use in current operations.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets, consisting of property and equipment, equipment on lease, net, and right-of use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could trigger an impairment review include a significant underperformance relative to expected historical or projected future operating results, or a significant change in the manner of the use of the assets. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to estimated undiscounted future cash flows expected to be generated by the asset (or asset group). If the estimated undiscounted future cash flows generated by these assets were less than the carrying amounts, an impairment charge is recognized.

Management evaluates its long-lived assets, on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable in accordance with Accounting Standards Codification (“ASC”), ASC Topic 360, Property, Plant and Equipment.

Deferred Transaction Costs

Deferred Transaction Costs

The Company capitalizes certain legal, accounting, and other third-party fees that are directly related to a planned equity financing that is probable of successful completion until such financing is consummated. After consummation of an equity financing, these costs are recorded as a reduction of the proceeds received as a result of the financing. Should a planned equity financing be abandoned, terminated or significantly delayed, the deferred transaction costs are immediately written off to operating expenses.

Information by Segment and Geography

Information by Segment and Geography

The Company manages its operations and allocates resources as a single operating segment. Further, the Company manages, monitors, and reports its financial results as a single reportable segment. The Company’s chief operating decision-maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on an entity wide basis for purposes of making operating decisions, assessing financial performance, and allocating resources.

Specifically, our CODM uses consolidated net income to measure segment profit or loss, allocate resources of the Company as a whole, including investing in future development efforts, customer retention and acquisition, and assessing performance. Further, the CODM reviews and utilizes functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations. Other segment items included in condensed consolidated net income are interest income, other expense, net and the provision for (benefit from) income taxes, which are reflected in the unaudited condensed consolidated statements of comprehensive income (loss).

Information by Segment and Geography

The Company manages its operations and allocates resources as a single operating segment. Further, the Company manages, monitors, and reports its financial results as a single reportable segment. The Company’s chief operating decision-maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on an entity-wide basis for purposes of making operating decisions, assessing financial performance, and allocating resources.

Specifically, our CODM uses consolidated net income to measure segment profit or loss, allocate resources of the Company as a whole, including investing in future development efforts, customer retention and acquisition, and assessing performance. Further, the CODM reviews and utilizes functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations. Other segment items included in consolidated net income are interest income, other expense, net and the provision for (benefit from) income taxes, which are reflected in the consolidated statements of comprehensive income (loss).

Velo3D, Inc.

Notes to Consolidated Financial Statements

There is no expense or asset information, that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.

Assets Under Lease Agreements (as Lessee)

Assets Under Lease Agreements (as Lessee)

The carrying value of right of use (“ROU”) assets and lease liabilities are based on the present value of future minimum lease payments for leases with original terms in excess of one year. The sum of future minimum lease payments, as adjusted for any initial direct costs, are recognized over the lease term on the straight-line method.

The rate implicit in the lease is not readily determinable in most of the Company’s leases, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The incremental borrowing rate represents an estimate of the interest rate the Company would incur at lease commencement to borrow an amount equal to the lease payments on a collateralized basis over the term of the lease.

The Company has operating leases for office space, warehouse, research and development facilities, and manufacturing facilities. The carrying value of right of use (“ROU”) assets and lease liabilities are based on the present value of future minimum lease payments, as adjusted for any initial direct costs, and are recognized over the lease term on the straight-line method. The Company has elected the short-term lease exemption for all leases with a term of 12 months or less. The Company elected the practical expedient to capitalize the total lease payment rather than separate lease and non-lease components and only capitalize the lease component.

Common Stock Warrants

Common Stock Warrants

The Company classifies the Common Stock Warrants as liabilities in accordance with ASC Topic 815 “Derivatives and Hedging–Contracts in Entity’s Own Equity”. As the Common Stock Warrants meet the definition of a derivative, the Company recorded these warrants within Warrant liabilities on the consolidated balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive loss at each reporting date.

Contingent Earnout Liability

Contingent Earnout Liability

In connection with the Reverse Recapitalization and pursuant to the Business Combination Agreement, eligible former Legacy Velo3D equity holders are entitled to receive additional shares of common stock upon the Company achieving certain Earnout Triggering Events (as described in the Business Combination Agreement) (the “Earnout Shares”). The Earnout Shares are not indexed to the Common Stock and therefore are accounted for as a liability at the Reverse Recapitalization Date and subsequently remeasured at each reporting date with changes in fair value recorded as a component of gain on fair value of contingent earnout liabilities in the consolidated statements of operations and comprehensive loss. The estimated fair value of the contingent earnout liability was determined using a Monte Carlo simulation using a distribution of potential outcomes on a monthly basis over the Earnout Period (as defined in Note 10, Equity Instruments) prioritizing the most reliable information available. The assumptions utilized in the calculation are based on the achievement of certain stock price milestones, including the current Company Common Stock price, expected volatility, risk free rate, expected term and dividend rate. The contingent earnout liability is categorized as a Level 3 fair value measurement (see “Fair Value Measurements” as described above) because the Company estimates projections during the Earnout Period utilizing unobservable inputs. Contingent earnout liabilities involve certain assumptions requiring significant judgment and actual results may differ from assumed and estimated amounts.

Stock-based Compensation

Stock-based Compensation

Stock-based compensation cost for awards is measured as of the grant date based on its fair value, and the amount is expensed ratably over the service period which is typically the vesting period. We have elected to account for forfeitures when they occur, and any compensation expense previously recognized on unvested shares will be reversed.

Velo3D, Inc.

Notes to Consolidated Financial Statements

We estimate the fair value of stock option awards subject to only a service condition on the date of grant using the Black-Scholes valuation model. The Black-Scholes model requires the use of highly subjective and complex assumptions, including the option’s expected term, price volatility of the underlying stock, risk-free interest rate, and the expected dividend yield of the underlying common stock, as well as an estimate of the fair value of the common stock underlying the award.

We estimate the fair value of restricted share unit awards using the value of Common Stock on the date of grant.

We estimate the fair value of Earnout Shares awards underlying stock options to employees, which is considered a compensatory award and accounted for under ASC 718, Share-Based Compensation, using the Monte-Carlo simulation model. The Monte-Carlo simulation model was selected as the valuation methodology for the Earnout Shares due to the path-dependent nature of triggering events. Under ASC 718, the award is measured at fair value at the grant date and expense is recognized over the time-based vesting period (the triggering event is a market condition and does not impact expense recognition). The Monte-Carlo model requires the use of highly subjective and complex assumptions, including the current stock price, volatility of the underlying stock, expected term, and the risk-free interest rate.

Application of these approaches involves the use of estimates, judgment, and assumptions that are highly complex and subjective, such as those regarding our risk-free interest rates, the selection of comparable companies, and the probability of possible future events. Changes in any or all of these estimates and assumptions or the relationships between those assumptions impact our valuations as of each valuation date and may have a material impact on the valuation of Common Stock. An increase of 100-basis points in interest rates would not have a material impact on the Company’s stock-based compensation.

Operating Expenses

Operating Expenses

Research and development expenses consist primarily of development materials and supplies, software licenses, depreciation, and salary and related expenses, including stock- based compensation, for personnel related to the development of improvements and expanded features for the Company’s products and services, as well as quality assurance, testing, product management, and allocated overhead. Research and development costs are expensed as incurred.

Selling and marketing expenses consist primarily of travel and entertainment expenses, and salary and related expenses, including stock-based compensation, for personnel related to the sales and marketing efforts to expand the Company’s brand and market share. Also, selling and marketing expenses includes third-party consulting fees, advertising, and allocated overhead. The Company expenses the cost of advertising, including promotional expenses, as incurred. Advertising expenses for the years ended December 31, 2024 and 2023 were $0.1 million and $0.8 million, respectively.

General and administrative expenses consist primarily of salaries, occupancy costs including rent and utilities, and depreciation; information technology used in the business; professional services costs including legal, accounting, and consulting, and other.

Income Taxes

Income Taxes

The Company uses the asset and liability method in accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income taxes of a change in tax rates is recognized in the period that includes the enactment date. Deferred tax expense or benefit is the result of changes in the deferred tax asset and liability. Valuation allowances are established when necessary, to reduce deferred tax assets where it is more-likely-than-not that the deferred tax assets will not be realized. In evaluating the Company’s ability to recover deferred tax assets, the Company considers all available positive and negative evidence, including historical operating results, ongoing tax planning, and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. Based on the level of historical losses, the Company has established a valuation allowance to reduce its net deferred tax assets to the amount that is more-likely-than-not to be realized. The Company has recorded a full valuation allowance against its net deferred tax assets as of December 31, 2024 and 2023.

Velo3D, Inc.

Notes to Consolidated Financial Statements

A tax benefit from an uncertain tax position may be recognized when it is more-likely-than-not that the position will be sustained upon examination by the taxing authorities, including resolutions of any related appeals or litigation processes, based on the technical merits of the position.

Net Income (Loss) per Share

Net Income (Loss) per Share

Basic and diluted net income (loss) per share is presented in conformity with the two-class method required for participating securities.

Under the two-class method, basic net income (loss) per share is computed by dividing the net income or loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net income (loss) per share adjusts basic net income (loss) per share for the effect of potentially dilutive securities.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss) plus all changes in stockholders’ equity except those resulting from distributions to stockholders. The Company’s unrealized gains and losses on short-term available-for-sale investment securities represent the components of other comprehensive income (loss) that are excluded from the reported net income (loss) and are presented in the consolidated statements of operations and comprehensive income (loss).

JOBS Act Accounting Election

JOBS Act Accounting Election

The Company is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as non-public business entities, including early adoption when permissible. With the exception of standards the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as non-public business entities, as indicated below.

Revision of Previously Filed Financial Statements

Revision of Previously Filed Financial Statements

During the second quarter of 2025, the Company discovered the initial research and development and sales and marketing operating expenses for the three months ended March 31, 2025, were incorrectly presented on the unaudited condensed consolidated statement of operations and comprehensive loss. The Company initially reported the research and development expenses under the sales and marketing financial statement line item and the sales and marketing expenses under the research and development financial statement line item in the operating expenses section of the unaudited condensed consolidated statement of operations and comprehensive loss. There was no impact to the total operating expenses, net loss or net loss per share on the unaudited condensed consolidated statement of operations and comprehensive loss for the three months ended March 31, 2025.

The following table reflects the revisions to the previously issued unaudited condensed consolidated statement of operations and comprehensive loss for the three months ended March 31, 2025:

	Three Months Ended March 31, 2025
	As Previously Reported	Adjusted	As Revised
	(In thousands)

Research and development	$1,212	$1,063	$2,275
Selling and marketing	$2,275	$(1,063)	$1,212

During the second quarter of 2025, the Company discovered that the cash paid for interest reported under the supplemental disclosure of cash flow information on the unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2025 was incorrect and should have been zero.

The following table reflects the revisions to the previously issued unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2025:

	Three Months Ended March 31, 2025
	As Previously Reported	Adjusted	As Revised
	(In thousands)

Cash paid for interest	$202	$(202)	$-

Revision of Previously Filed Financial Statements

During the fourth quarter of 2024, the Company discovered the initial calculations regarding the debt balances as of September 30, 2024 and certain income statement line items related to the debt for the three and nine months ended September 30, 2024 were incorrectly presented. The Company initially calculated the change in debt balance resulting from the Third Note Amendment (the “Amendment”) executed on July 1, 2024 as a modification of the existing debt instrument. The Company failed to assess whether or not the Amendment and accompanying warrants collectively would require the use of different accounting methodologies in recording the carrying value of the debt as of September 30, 2024.

After performing an assessment of the Third Note Amendment and concurrent issuance of warrants impact on the carrying value of the debt, it was determined that the debt was substantially modified which resulted in the conclusion that the debt was extinguished. Based on the application of debt extinguishment accounting, the carrying value of the debt immediately before the Amendment was derecognized while the carrying value of the debt immediately after the Amendment was concurrently recognized, which resulted in a loss on debt extinguishment of approximately $7.5 million. Additionally, the carrying value of the debt was determined to be $29.9 million as compared to $29.6 million as previously reported, a difference of $0.3 million.

Velo3D, Inc.

Notes to Consolidated Financial Statements

It was also determined that the interest expense reported during the third quarter relating to the debt was incorrectly calculated resulting in an overstatement of approximately $7.4 million. After correcting the error in calculation methodology using the effective interest method, the resulting interest expense should have been $12.9 million for the nine months ended September 30, 2024.

All changes were included in the financial statements as of and for the year ending December 31, 2024 as seen below:

The following table reflects the revisions to the previously issued Condensed Consolidated Balance Sheet as of September 30, 2024:

	September 30, 2024
	As Previously Reported	Adjusted	As Revised
	(In thousands)

Debt – current portion	$29,602	$267	$29,869
Total current liabilities	63,402	267	63,669
Total liabilities	$76,100	$267	$76,367
Accumulated deficit	$(408,381)	$(267)	$(408,648)
Total stockholders’ equity	34,687	(267)	34,420
Total liabilities and stockholders’ equity	$110,787	$-	$110,787

The following table reflects the revisions to the previously issued Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) for the three months ended September 30, 2024:

	For the three months ended September 30, 2024			For the nine months ended September 30, 2024
	As Previously Reported	Adjusted	As Revised	As Previously Reported	Adjusted	As Revised
	(In thousands)			(In thousands)

General and administrative	$15,279	$131	$15,410	$32,867	$131	$32,998
Total operating expenses	22,816	131	22,947	59,074	131	59,205
Loss from operations	(18,745)	131	(18,876)	(60,715)	131	(60,846)
Interest expense	(10,949)	7,389	(3,560)	(20,309)	7,389	(12,920)
Loss on debt extinguishment	—	(7,525)	(7,525)	—	(7,525)	(7,525)
Loss before provision for income taxes	(22,858)	(267)	(23,125)	(51,344)	(267)	(51,611)
Net loss	$(22,858)	$(267)	$(23,125)	$(51,344)	$(267)	$(51,611)
Net loss per share:
Basic	$(37.11)	$(0.43)	$(37.54)	$(91.35)	$(0.47)	$(91.82)
Diluted	$(37.11)	$(0.43)	$(37.54)	$(91.35)	$(0.47)	$(91.82)
Net loss	$(22,858)	$(267)	$(23,125)	$(51,344)	$(267)	$(51,611)
Total comprehensive loss	$(22,856)	$(267)	$(23,123)	$(51,248)	$(267)	$(51,515)

Velo3D, Inc.

Notes to Consolidated Financial Statements

The following table reflects the revisions to the previously issued Condensed Consolidated Statement of Cash Flows for the three months ended September 30, 2024:

	For the nine months ended September 30, 2024
	As Previously Reported	Adjusted	As Revised
	(In thousands)

Net Loss	$(51,344)	$(267)	$(51,611)
Adjustments to reconcile net loss to net cash used in operating activities
Loss on debt extinguishment	$-	$7,525	$7,525
Amortization of debt discount and deferred financing costs	$14,541	$(7,258)	$7,283

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“Topic 326”)”, and has since released various amendments including ASU No. 2019-04. The guidance modifies the measurement of expected credit losses on certain financial instruments. This guidance is effective for the Company for the fiscal year beginning after December 15, 2022. Early adoption is permitted. The Company adopted the new guidance in the first quarter of fiscal year 2023. The effect on the consolidated financial statements and related disclosures was not material.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (ASC Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC Topic 280 on an interim and annual basis. The Company adopted ASU 2023-07 during the year ended December 31, 2024. The Company applied ASU 2023-07 retrospectively to the earliest period presented.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvement to Income Tax Disclosures to enhance the transparency and decision usefulness of income tax disclosures. Two primary enhancements related to this ASU include disaggregating existing income tax disclosures relating to the effective tax rate reconciliation and income taxes paid. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on the Company’s condensed consolidated interim financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40). This update contains amendments that require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments in this update are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The expected impact would only be to the financial statement disclosures. The Company is currently evaluating the impact of this accounting standard update on the Company’s condensed consolidated interim financial statements and related disclosures.

Recently Issued Accounting Pronouncements

In December 2023, the FASB issued ASU No. 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvement to Income Tax Disclosures to enhance the transparency and decision usefulness of income tax disclosures. Two primary enhancements related to this ASU include disaggregating existing income tax disclosures relating to the effective tax rate reconciliation and income taxes paid. ASU 2023-09 is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on the Company’s consolidated financial statements and related disclosures.

Licensing Revenue

Licensing Revenue

Our revenue is partially derived from the licensing of computer software products and from their related maintenance contracts. We enter into contracts that include combinations of products, maintenance and services, which are accounted for as separate performance obligations with differing revenue recognition patterns.

Revenue from perpetual licenses is classified as software license revenue. Software license revenue is recognized up front upon delivery of the licensed product and/or the utility that enables the customer to access authorization keys, provided that an enforceable contract has been received. Typically, our perpetual licenses are sold with post-contract support (“PCS”), which includes unspecified technical enhancements and customer support. We allocate value in bundled perpetual and PCS arrangements based on the standalone selling prices of the perpetual license and PCS. Revenue from PCS is classified as maintenance revenue and is recognized either (i) ratably over the term of the contract or (ii) as the customer support is used at a specified hourly rate, as we satisfy the PCS performance obligation.

In addition to perpetual licenses, we sell time-based subscription licenses. Subscription licenses may be sold as a bundled arrangement that includes the rights to a term software license and PCS. Utilizing observable inputs, we determine a certain percentage of the estimated standalone selling price of the subscription lease license is attributable to the term license and the remainder is attributable to the PCS, based on factors pursuant to each arrangement. This determination considered the value relationship for our products between PCS and time-based subscription lease licenses, the value relationship between PCS and perpetual licenses, the average economic life of our products, software renewal rates and the price of the bundled arrangement in relation to the perpetual licensing approach. Consistent with the perpetual sales, the license component is classified as software license revenue and recognized as revenue up front upon delivery of the licensed product and/or utility that enables the customer to access authorization keys. The PCS is classified as maintenance revenue and is recognized ratably over the term of the contract, as we satisfy the PCS performance obligation.

Licensing Revenue

Our revenue is partially derived from the licensing of computer software products and from their related maintenance contracts. We enter into contracts that include combinations of products, maintenance and services, which are accounted for as separate performance obligations with differing revenue recognition patterns.

Revenue from perpetual licenses is classified as software license revenue. Software license revenue is recognized up front upon delivery of the licensed product and/or the utility that enables the customer to access authorization keys, provided that an enforceable contract has been received. Typically, our perpetual licenses are sold with post-contract support (“PCS”), which includes unspecified technical enhancements and customer support. We allocate value in bundled perpetual and PCS arrangements based on the standalone selling prices of the perpetual license and PCS. Revenue from PCS is classified as maintenance revenue and is recognized either (i) ratably over the term of the contract or (ii) as the customer support is used at a specified hourly rate, as we satisfy the PCS performance obligation.

Velo3D, Inc.

Notes to Consolidated Financial Statements

In addition to perpetual licenses, we sell time-based subscription licenses. Subscription licenses may be sold as a bundled arrangement that includes the rights to a term software license and PCS. Utilizing observable inputs, we determine a certain percentage of the estimated standalone selling price of the subscription lease license is attributable to the term license and the remainder is attributable to the PCS, based on factors pursuant to each arrangement. This determination considered the value relationship for our products between PCS and time-based subscription lease licenses, the value relationship between PCS and perpetual licenses, the average economic life of our products, software renewal rates and the price of the bundled arrangement in relation to the perpetual licensing approach. Consistent with the perpetual sales, the license component is classified as software license revenue and recognized as revenue up front upon delivery of the licensed product and/or utility that enables the customer to access authorization keys. The PCS is classified as maintenance revenue and is recognized ratably over the term of the contract, as we satisfy the PCS performance obligation.

Product Warranties

Product Warranties

Our 3D printers are sold with a warranty period of typically one year from installation. After the warranty period, we generally offer service contracts that enable our customers to continue service and maintenance coverage. These service contracts are offered with various levels of support and options and are priced accordingly. One entitlement of our service contracts is our service engineers provide periodic preventive maintenance visits to customer sites. Additionally, we provide training to our partners to enable them to also perform these services. Another contract entitlement on certain printer models is proactive remote troubleshooting capability through the Company’s integrated platform. From time to time, we also offer upgrade kits for certain of our printers that enable our existing customers to take advantage of new or enhanced printer capabilities. In some cases, we have discontinued upgrade support and maintenance agreements for certain of our older legacy printers.

Printers and certain other products include a warranty that covers workmanship, software, and hardware components under which we provide maintenance for periods up to one year. For these initial product warranties, estimated costs are accrued at the time of the sale of the product. These cost estimates are established using historical information regarding the nature, frequency and average cost of claims for each type of printer or other product, as well as assumptions about future activity and events. Revisions to expense accruals are made as necessary based on changes in these historical and future factors.

Product Warranties

Our 3D printers are sold with a warranty period of typically one year from installation. After the warranty period, we generally offer service contracts that enable our customers to continue service and maintenance coverage. These service contracts are offered with various levels of support and options, and are priced accordingly. One entitlement of our service contracts is our service engineers provide periodic preventive maintenance visits to customer sites. Additionally, we provide training to our partners to enable them to also perform these services. Another contract entitlement on certain printer models is proactive remote troubleshooting capability through the Company’s integrated platform. From time to time, we also offer upgrade kits for certain of our printers that enable our existing customers to take advantage of new or enhanced printer capabilities. In some cases, we have discontinued upgrade support and maintenance agreements for certain of our older legacy printers.

Printers and certain other products include a warranty that covers workmanship, software, and hardware components under which we provide maintenance for periods up to one year. For these initial product warranties, estimated costs are accrued at the time of the sale of the product. These cost estimates are established using historical information regarding the nature, frequency and average cost of claims for each type of printer or other product, as well as assumptions about future activity and events. Revisions to expense accruals are made as necessary based on changes in these historical and future factors.

Equipment Subject to Operating Lease

Equipment Subject to Operating Lease

We have updated certain naming conventions within our condensed consolidated interim financial statement descriptions to better reflect the nature of our leases. The line item previously labeled “Equipment on lease, net” has been renamed to “Equipment subject to operating lease, net”. Additionally, the related note disclosure has been revised to separately present (i) “Equipment on Lease”, and (ii) “Equipment available on lease”. These changes are intended to improve clarity and more accurately represent the composition and status of our equipment subject to operating lease.

For more information, see Note 7, Equipment Subject to Operating Lease, Net, in the notes of the unaudited condensed consolidated interim financial statements included elsewhere in this Quarterly Report.

Our 3D printers subject to operating leases are classified using the following criteria:

	Equipment on Lease	Equipment Available for Lease
Revenue generation – under contract or not under contract but held for potential redeployment to existing or new customers	Yes (lease income active)	No (not on active lease)
Physical location – remains in a condition, location, and business context rendering it suitable for future lease arrangements	At customer site	At customer site, idle, or warehouse
Intended use – for third party customers and not for internal usage	On Lease	Available for Lease
Depreciation – the lesser of the useful life of the equipment or the contract period and annually tested for impairment	Yes, per original schedule	Yes, may accelerate if impaired

If the 3D printers does not meet the above criteria, the equipment is classified under property and equipment, net.